INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2016
Investments In Operating Partnerships [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2016 and 2015 by series are as follows:

	2016	2015

Series 20	4	4
Series 21	2	4
Series 22	3	6
Series 23	6	9
Series 24	6	6
Series 25	4	4
Series 26	14	17
Series 27	7	7
Series 28	6	11
Series 29	8	10
Series 30	8	11
Series 31	17	19
Series 32	10	11
Series 33	5	6
Series 34	7	9
Series 35	6	9
Series 36	7	9
Series 37	6	6
Series 38	8	10
Series 39	7	9
Series 40	14	16
Series 41	18	19
Series 42	15	20
Series 43	19	23
Series 44	8	8
Series 45	28	28
Series 46	15	15

	258	306

Schedule Of Dispositions By Series [Table Text Block]
During the year ended March 31, 2016 the Fund disposed of forty eight Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2016 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 21	2	-	$326,273	$326,273
Series 22	3	-	238,796	248,148
Series 23	3	-	247,429	247,429
Series 24	-	-	96,715	16,675
Series 26	3	-	128,000	59,000
Series 28	5	-	1,405,521	1,405,521
Series 29	1	1	199,000	199,000
Series 30	3	-	324,454	273,454
Series 31	1	1	1,328,188	1,328,188
Series 32	-	1	825,886	825,886
Series 33	1	-	1,097,000	1,097,000
Series 34	2	-	328,000	328,000
Series 35	2	1	1,504,603	1,504,603
Series 36	2	-	571,611	571,611
Series 38	2	-	32,421	32,421
Series 39	2	-	102,774	102,774
Series 40	2	-	790,011	790,011
Series 41	1	-	457,440	457,440
Series 42	5	-	3,254,655	3,214,695
Series 43	4	-	2,492,094	2,492,094

Total	44	4	$15,750,871	$15,520,223

* Partnership proceeds from disposition include $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively, recorded as a receivable as of March 31, 2015. Partnership proceeds from disposition does not include $9,352 which was due to a writeoff of capital contribution payable Series 22.

During the year ended March 31, 2015 the Fund disposed of fifty five Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2015 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition

Series 20	4	-	$70,580	$70,580
Series 22	1	1	166,896	166,896
Series 23	1	1	426,346	426,346
Series 24	-	1	127,287	207,327
Series 25	2	-	1,295,124	1,295,124
Series 26	5	2	576,832	647,125
Series 27	3	-	234,376	237,896
Series 28	8	-	5,813,850	5,854,818
Series 29	7	-	278,493	278,493
Series 30	5	-	21,630	94,887
Series 31	2	1	2,840,263	2,840,263
Series 32	3	-	105,416	107,673
Series 33	2	-	53,079	53,079
Series 34	3	-	502,727	502,727
Series 35	1	-	-	-
Series 36	-	-	25,054	25,054
Series 37	1	-	-	-
Series 39	-	-	29,999	29,999
Series 42	-	1	63,548	103,508

Total	48	7	$12,631,500	$12,941,795

* Partnership proceeds from disposition does not include the following amounts which were due to writeoffs of capital contribution payables of $1,293, $3,520, $40,968, $22,257 and $2,257, for Series 26, Series 27, Series 28, Series 30 and Series 32, respectively. As well as proceeds from disposition recorded as a receivable of $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively.

Schedule Of Contributions Payable [Table Text Block]
At March 31, 2016 and 2015, contributions are payable to operating limited partnerships as follows:

	2016	2015

Series 20	$-	$-
Series 21	-	-
Series 22	-	9,352
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	8,235	8,235
Series 30	105,139	105,139
Series 31	66,294	66,294
Series 32	1,229	1,229
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	99,265	99,265
Series 44	-	-
Series 45	16,724	16,724
Series 46	-	-

	$578,113	$587,465

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$303,772,168	$1,510,993	$524,510

Acquisition costs of operating limited partnerships	12,667,316	215,748	85,843

Cumulative distributions from operating limited partnerships	(2,477,305)	(7,394)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(161,650,983)	(409,509)	(38,116)

Cumulative losses from operating limited partnerships	(152,311,196)	(1,309,838)	(549,796)

Investments in operating limited partnerships per balance sheet	-	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(1,202,653)	-	-

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(3,413,891)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	447,007	62,488	15,685

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(72,745,706)	(988,006)	(307,183)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	884,505	6,576	-

Cumulative impairment loss in investments in operating limited partnerships	161,650,983	409,509	38,116

Other	(1,837,057)	(11,516)	(42,053)

Equity per operating limited partnerships’ combined financial statements	$83,783,188	$(520,949)	$(295,435)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$755,045	$4,968,423	$2,879,744

Acquisition costs of operating limited partnerships	78,016	727,246	310,375

Cumulative distributions from operating limited partnerships	-	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(325,787)	(4,061,633)	(1,151,381)

Cumulative losses from operating limited partnerships	(507,274)	(1,634,036)	(2,003,806)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	-	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927	7,292	841

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(866,909)	(1,241,388)	(2,084,698)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	325,787	4,061,633	1,151,381

Other	1,125	(133,388)	115,558

Equity per operating limited partnerships’ combined financial statements	$(571,079)	$2,654,872	$(931,936)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$1,438,868	$5,527,557	$8,111,853

Acquisition costs of operating limited partnerships	167,460	824,628	1,143,307

Cumulative distributions from operating limited partnerships	(57,503)	(40,236)	(14,167)

Cumulative impairment loss in investments in operating limited partnerships	(1,359,466)	(1,822,975)	(4,036,605)

Cumulative losses from operating limited partnerships	(189,359)	(4,488,974)	(5,204,388)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	-	(51,000)	(39,446)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(449,204)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	45,732	195,417

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(343,851)	(4,331,079)	(1,587,855)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	1,359,466	1,822,975	4,036,605

Other	(67,544)	(115,347)	(291,605)

Equity per operating limited partnerships’ combined financial statements	$979,310	$(2,516,740)	$1,863,912

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,944,962	$9,231,659	$5,493,284

Acquisition costs of operating limited partnerships	850,335	1,333,588	667,262

Cumulative distributions from operating limited partnerships	(110,655)	(14,324)	(29,318)

Cumulative impairment loss in investments in operating limited partnerships	(2,158,606)	(5,444,545)	(2,194,151)

Cumulative losses from operating limited partnerships	(4,526,036)	(5,106,378)	(3,937,077)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(12,030)	-	(112,197)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,842,764)	(2,951,824)	(1,907,676)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	7,039	1,092

Cumulative impairment loss in investments in operating limited partnerships	2,158,606	5,444,545	2,194,151

Other	(90,515)	(30,530)	(18,522)

Equity per operating limited partnerships’ combined financial statements	$(814,902)	$1,912,639	$(78,853)

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$11,532,547	$22,949,966	$8,367,365

Acquisition costs of operating limited partnerships	1,632,942	2,929,785	950,957

Cumulative distributions from operating limited partnerships	(31,404)	(101,208)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	(6,454,920)	(13,361,331)	(6,467,715)

Cumulative losses from operating limited partnerships	(6,679,165)	(12,417,212)	(2,847,437)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(47,462)	(172,318)	(179,468)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	6,859	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,016,452)	(4,963,274)	(1,578,487)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	8,501	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	6,454,920	13,361,331	6,467,715

Other	(36,552)	284,785	(13,716)

Equity per operating limited partnerships’ combined financial statements	$2,292,214	$7,264,546	$4,538,535

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$11,227,571	$10,781,284	$12,307,640

Acquisition costs of operating limited partnerships	749,824	-	-

Cumulative distributions from operating limited partnerships	(20,308)	(5,084)	(100,055)

Cumulative impairment loss in investments in operating limited partnerships	(6,843,156)	(5,230,309)	(6,862,772)

Cumulative losses from operating limited partnerships	(5,113,931)	(5,545,891)	(5,344,813)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(6,069)	-	-

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,642,674)	(3,423,568)	(2,019,997)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	6,843,156	5,230,309	6,862,772

Other	(194,626)	(24,491)	(126,915)

Equity per operating limited partnerships’ combined financial statements	$4,711,237	$1,860,267	$4,717,230

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$16,058,621	$17,940,834	$10,069,655

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(515,435)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(7,809,397)	(10,253,381)	(4,561,508)

Cumulative losses from operating limited partnerships	(8,046,700)	(7,172,018)	(5,283,389)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,434,593)	(4,229,837)	(3,894,615)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	289,911	59,461	74,689

Cumulative impairment loss in investments in operating limited partnerships	7,809,397	10,253,381	4,561,508

Other	(109,071)	(209,729)	(106,547)

Equity per operating limited partnerships’ combined financial statements	$400,279	$5,873,276	$635,035

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$16,293,231	$16,713,252	$16,067,004

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(25,813)	(50,099)	(20,956)

Cumulative impairment loss in investments in operating limited partnerships	(9,078,021)	(6,847,483)	(7,195,970)

Cumulative losses from operating limited partnerships	(7,189,397)	(9,815,670)	(8,850,078)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(16,841)	(33,807)	(76,678)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,222,136)	(3,234,895)	(3,747,535)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	47,439	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	9,078,021	6,847,483	7,195,970

Other	(111,940)	(294,216)	(17,777)

Equity per operating limited partnerships’ combined financial statements	$6,774,543	$3,285,614	$3,373,992

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,300,481	$15,745,838	$25,706,915

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(271,984)	(49,763)	(320,692)

Cumulative impairment loss in investments in operating limited partnerships	(10,917,292)	(6,523,727)	(16,411,048)

Cumulative losses from operating limited partnerships	(12,111,205)	(9,172,348)	(8,975,175)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(121,319)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,960,406)	(4,381,035)	(1,542,238)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	10,917,292	6,523,727	16,411,048

Other	(21,080)	(64,791)	(103,424)

Equity per operating limited partnerships’ combined financial statements	$6,814,487	$2,077,901	$14,658,970

The Fund’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(203,082)

Cumulative impairment loss in investments in operating limited partnerships	(13,830,179)

Cumulative losses from operating limited partnerships	(8,289,805)

Investments in operating limited partnerships per balance sheet	-

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2016 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,000,731)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,830,179

Other	(2,630)

Equity per operating limited partnerships’ combined financial statements	$12,824,223

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$362,424,465	$1,510,993	$3,570,455

Acquisition costs of operating limited partnerships	16,569,094	215,748	590,143

Cumulative distributions from operating limited partnerships	(2,828,871)	(7,394)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(188,464,989)	(409,509)	(118,301)

Cumulative losses from operating limited partnerships	(185,900,981)	(1,309,838)	(4,019,856)

Investments in operating limited partnerships per balance sheet	1,798,718	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(2,042,656)	-	-

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(3,535,753)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	755,788	62,488	221,074

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(77,225,748)	(878,598)	(2,591,698)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,120,407	6,576	-

Cumulative impairment loss in investments in operating limited partnerships	188,464,989	409,509	118,301

Other	(1,748,455)	(11,516)	(171,733)

Equity per operating limited partnerships’ combined financial statements	$107,587,290	$(411,541)	$(2,424,056)

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,263,490	$8,266,057	$2,879,744

Acquisition costs of operating limited partnerships	400,455	1,233,111	310,375

Cumulative distributions from operating limited partnerships	-	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(1,289,080)	(5,298,843)	(1,151,381)

Cumulative losses from operating limited partnerships	(2,374,865)	(4,200,325)	(2,003,806)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(384,587)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	15,621	10,974	841

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,689,653)	(1,281,140)	(1,941,970)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	1,289,080	5,298,843	1,151,381

Other	(85,707)	(117,555)	122,471

Equity per operating limited partnerships’ combined financial statements	$(1,013,018)	$3,871,845	$(782,295)

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$1,438,868	$6,172,370	$8,111,853

Acquisition costs of operating limited partnerships	167,460	923,135	1,143,307

Cumulative distributions from operating limited partnerships	(57,503)	(45,647)	(14,167)

Cumulative impairment loss in investments in operating limited partnerships	(1,345,945)	(1,883,225)	(4,004,265)

Cumulative losses from operating limited partnerships	(202,880)	(5,166,633)	(5,236,728)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	-	(51,000)	(39,446)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(449,204)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	57,289	195,417

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(273,564)	(4,399,020)	(1,526,506)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	171,816	-

Cumulative impairment loss in investments in operating limited partnerships	1,345,945	1,883,225	4,004,265

Other	(56,736)	(99,200)	(278,072)

Equity per operating limited partnerships’ combined financial statements	$1,046,884	$(2,496,727)	$1,906,454

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$10,960,734	$12,349,386	$9,309,581

Acquisition costs of operating limited partnerships	1,582,064	1,809,414	858,753

Cumulative distributions from operating limited partnerships	(175,027)	(14,324)	(29,880)

Cumulative impairment loss in investments in operating limited partnerships	(4,790,458)	(5,661,234)	(4,610,342)

Cumulative losses from operating limited partnerships	(7,577,313)	(8,483,242)	(5,528,112)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(78,528)	-	(112,197)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(65,288)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	64,727	39,537	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,269,083)	(4,695,617)	(2,524,000)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	7,039	1,092

Cumulative impairment loss in investments in operating limited partnerships	4,790,458	5,661,234	4,610,342

Other	(151,455)	(25,793)	(11,648)

Equity per operating limited partnerships’ combined financial statements	$1,290,831	$390,272	$1,727,888

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$13,801,443	$25,861,866	$12,019,485

Acquisition costs of operating limited partnerships	1,979,717	3,319,960	950,957

Cumulative distributions from operating limited partnerships	(31,404)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(9,196,909)	(13,359,327)	(7,924,274)

Cumulative losses from operating limited partnerships	(6,552,847)	(15,721,288)	(5,015,883)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(47,462)	(172,318)	(179,468)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	56,581	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,913,882)	(7,152,320)	(2,003,965)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	8,501	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	9,196,909	13,359,327	7,924,274

Other	(38,300)	306,885	(28,967)

Equity per operating limited partnerships’ combined financial statements	$5,184,747	$5,095,596	$5,554,365

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$14,233,556	$18,025,083	$13,848,638

Acquisition costs of operating limited partnerships	1,084,495	-	-

Cumulative distributions from operating limited partnerships	(20,308)	(30,252)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(8,069,371)	(9,244,266)	(7,264,883)

Cumulative losses from operating limited partnerships	(7,228,372)	(8,750,565)	(6,467,555)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,231,532)	(3,920,392)	(2,224,599)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	8,069,371	9,244,266	7,264,883

Other	(187,689)	3,660	(123,183)

Equity per operating limited partnerships’ combined financial statements	$5,322,902	$5,405,551	$4,903,680

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$16,191,586	$18,852,167	$15,245,900

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(531,129)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(7,792,558)	(10,557,104)	(7,444,160)

Cumulative losses from operating limited partnerships	(8,196,504)	(7,763,934)	(7,576,982)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,493,889)	(4,030,703)	(4,373,718)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	289,911	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	7,792,558	10,557,104	7,444,160

Other	(99,062)	(381,673)	(96,276)

Equity per operating limited partnerships’ combined financial statements	$1,334,153	$6,204,189	$3,253,385

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,319,216	$19,462,135

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(53,094)	(58,012)	(111,750)

Cumulative impairment loss in investments in operating limited partnerships	(10,641,244)	(7,024,673)	(10,714,201)

Cumulative losses from operating limited partnerships	(8,642,654)	(10,236,531)	(8,636,184)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(25,172)	(33,807)	(409,845)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,158,206)	(2,647,711)	(2,985,744)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,641,244	7,024,673	10,714,201

Other	(180,236)	(270,738)	141,234

Equity per operating limited partnerships’ combined financial statements	$8,356,441	$4,073,466	$7,479,858

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$15,745,838	$25,706,915

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(353,944)	(49,763)	(313,429)

Cumulative impairment loss in investments in operating limited partnerships	(13,508,694)	(6,482,162)	(15,650,905)

Cumulative losses from operating limited partnerships	(12,754,410)	(9,213,913)	(8,904,476)

Investments in operating limited partnerships per balance sheet	-	-	838,105

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(121,319)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,046,309)	(3,768,065)	(868,202)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	13,508,694	6,482,162	15,650,905

Other	179,574	(46,681)	(58,263)

Equity per operating limited partnerships’ combined financial statements	$10,520,640	$2,667,416	$15,456,129

The Fund’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(199,493)

Cumulative impairment loss in investments in operating limited partnerships	(13,027,675)

Cumulative losses from operating limited partnerships	(8,135,285)

Investments in operating limited partnerships per balance sheet	960,613

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2015 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(335,662)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,027,675

Other	18,204

Equity per operating limited partnerships’ combined financial statements	$13,668,235

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$529,415,678	$3,332,620	$1,572,107
Land	53,226,657	310,538	183,210
Other assets	66,317,024	1,186,975	331,854

	$648,959,359	$4,830,133	$2,087,171

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$457,774,123	$4,827,573	$2,329,701
Accounts payable and accrued expenses	23,355,176	110,814	10,649
Other liabilities	66,468,250	59,330	38,458

	547,597,549	4,997,717	2,378,808
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	83,783,188	(520,949)	(295,435)
Other partners	17,578,622	353,365	3,798

	101,361,810	(167,584)	(291,637)

	$648,959,359	$4,830,133	$2,087,171

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED
	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,058,605	$8,270,196	$3,627,508
Land	426,603	911,443	636,838
Other assets	1,074,777	3,582,210	653,001

	$3,559,985	$12,763,849	$4,917,347

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,876,441	$7,344,377	$5,325,953
Accounts payable and accrued expenses	100,050	347,926	114,929
Other liabilities	69,420	4,908,882	327,523

	4,045,911	12,601,185	5,768,405
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(571,079)	2,654,872	(931,936)
Other partners	85,153	(2,492,208)	80,878

	(485,926)	162,664	(851,058)

	$3,559,985	$12,763,849	$4,917,347

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED
	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,131,767	$8,657,081	$17,241,309
Land	203,400	680,110	2,571,668
Other assets	933,501	1,418,158	2,384,013

	$4,268,668	$10,755,349	$22,196,990

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,346,127	$11,360,063	$15,287,429
Accounts payable and accrued expenses	70,325	1,389,206	508,324
Other liabilities	26,620	1,058,361	2,746,562

	3,443,072	13,807,630	18,542,315
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	979,310	(2,516,740)	1,863,912
Other partners	(153,714)	(535,541)	1,790,763

	825,596	(3,052,281)	3,654,675

	$4,268,668	$10,755,349	$22,196,990

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED
	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$7,014,398	$9,835,315	$7,036,190
Land	266,222	694,245	415,348
Other assets	744,475	1,439,626	725,493

	$8,025,095	$11,969,186	$8,177,031

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,538,924	$7,052,254	$7,370,572
Accounts payable and accrued expenses	328,623	966,993	310,357
Other liabilities	936,630	1,675,171	666,265

	9,804,177	9,694,418	8,347,194
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(814,902)	1,912,639	(78,853)
Other partners	(964,180)	362,129	(91,310)

	(1,779,082)	2,274,768	(170,163)

	$8,025,095	$11,969,186	$8,177,031

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED
	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$16,497,019	$20,224,966	$15,649,517
Land	1,102,473	1,360,852	1,328,537
Other assets	2,515,292	2,411,015	1,467,582

	$20,114,784	$23,996,833	$18,445,636

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$16,249,514	$10,787,090	$7,137,297
Accounts payable and accrued expenses	661,063	2,769,726	671,157
Other liabilities	568,549	1,094,844	894,554

	17,479,126	14,651,660	8,703,008
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,292,214	7,264,546	4,538,535
Other partners	343,444	2,080,627	5,204,093

	2,635,658	9,345,173	9,742,628

	$20,114,784	$23,996,833	$18,445,636

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED
	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$10,453,950	$20,625,675	$17,723,639
Land	1,133,280	2,695,102	1,833,180
Other assets	1,991,614	2,613,971	2,466,948

	$13,578,844	$25,934,748	$22,023,767

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$7,233,483	$15,676,104	$12,638,012
Accounts payable and accrued expenses	254,244	399,861	1,971,020
Other liabilities	1,250,258	6,129,396	502,961

	8,737,985	22,205,361	15,111,993
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,711,237	1,860,267	4,717,230
Other partners	129,622	1,869,120	2,194,544

	4,840,859	3,729,387	6,911,774

	$13,578,844	$25,934,748	$22,023,767

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$21,832,900	$17,129,023	$10,554,350
Land	1,625,738	1,519,206	1,061,888
Other assets	2,111,926	1,991,354	1,179,735

	$25,570,564	$20,639,583	$12,795,973

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$17,549,703	$13,819,417	$10,114,858
Accounts payable and accrued expenses	2,360,796	250,053	222,241
Other liabilities	6,332,846	2,874,467	2,335,993

	26,243,345	16,943,937	12,673,092
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	400,279	5,873,276	635,035
Other partners	(1,073,060)	(2,177,630)	(512,154)

	(672,781)	3,695,646	122,881

	$25,570,564	$20,639,583	$12,795,973

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$44,047,875	$56,126,204	$40,671,186
Land	4,690,941	7,583,381	5,877,411
Other assets	3,736,506	6,160,084	4,492,349

	$52,475,322	$69,869,669	$51,040,946

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$39,778,652	$55,916,451	$36,161,415
Accounts payable and accrued expenses	1,618,018	1,636,364	2,534,425
Other liabilities	4,687,420	3,729,671	3,819,627

	46,084,090	61,282,486	42,515,467
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,774,543	3,285,614	3,373,992
Other partners	(383,311)	5,301,569	5,151,487

	6,391,232	8,587,183	8,525,479

	$52,475,322	$69,869,669	$51,040,946

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,756,712	$36,930,412	$47,639,086
Land	4,306,232	3,130,916	4,314,836
Other assets	4,165,140	4,122,248	6,771,223

	$52,228,084	$44,183,576	$58,725,145

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$37,823,234	$40,047,937	$36,009,724
Accounts payable and accrued expenses	1,260,622	679,030	1,383,333
Other liabilities	4,929,604	6,225,735	5,238,485

	44,013,460	46,952,702	42,631,542
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,814,487	2,077,901	14,658,970
Other partners	1,400,137	(4,847,027)	1,434,633

	8,214,624	(2,769,126)	16,093,603

	$52,228,084	$44,183,576	$58,725,145

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$37,776,068
Land	2,363,059
Other assets	3,645,954

$43,785,081

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,171,818
Accounts payable and accrued expenses	425,027
Other liabilities	3,340,618

27,937,463
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,824,223
Other partners	3,023,395

15,847,618

$43,785,081
The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$643,136,945	$3,625,211	$6,543,920
Land	63,678,550	310,538	1,464,660
Other assets	76,114,588	1,305,760	932,379

	$782,930,083	$5,241,509	$8,940,959

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$545,481,456	$4,932,946	$8,323,171
Accounts payable and accrued expenses	25,743,415	145,582	90,011
Other liabilities	80,982,365	166,750	2,429,437

	652,207,236	5,245,278	10,842,619
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	107,587,290	(411,541)	(2,424,056)
Other partners	23,135,557	407,772	522,396

	130,722,847	(3,769)	(1,901,660)

	$782,930,083	$5,241,509	$8,940,959

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,858,694	$14,991,634	$3,832,071
Land	782,898	1,283,705	636,838
Other assets	1,696,904	4,500,833	639,350

	$9,338,496	$20,776,172	$5,108,259

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,506,421	$13,062,557	$5,408,937
Accounts payable and accrued expenses	168,965	419,421	129,339
Other liabilities	1,209,500	5,674,416	231,749

	9,884,886	19,156,394	5,770,025
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,013,018)	3,871,845	(782,295)
Other partners	466,628	(2,252,067)	120,529

	(546,390)	1,619,778	(661,766)

	$9,338,496	$20,776,172	$5,108,259

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,242,898	$11,024,782	$18,101,607
Land	203,400	782,964	2,571,668
Other assets	935,602	1,609,839	2,321,795

	$4,381,900	$13,417,585	$22,995,070

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,398,445	$13,905,526	$15,948,349
Accounts payable and accrued expenses	75,252	1,381,537	575,840
Other liabilities	28,929	1,204,536	2,764,831

	3,502,626	16,491,599	19,289,020
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,046,884	(2,496,727)	1,906,454
Other partners	(167,610)	(577,287)	1,799,596

	879,274	(3,074,014)	3,706,050

	$4,381,900	$13,417,585	$22,995,070

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,132,948	$15,511,573	$14,314,945
Land	878,622	971,827	900,248
Other assets	1,439,956	1,705,197	1,466,368

	$14,451,526	$18,188,597	$16,681,561

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$13,090,094	$12,646,411	$10,346,223
Accounts payable and accrued expenses	388,547	1,087,589	998,836
Other liabilities	930,687	2,769,167	1,828,521

	14,409,328	16,503,167	13,173,580
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,290,831	390,272	1,727,888
Other partners	(1,248,633)	1,295,158	1,780,093

	42,198	1,685,430	3,507,981

	$14,451,526	$18,188,597	$16,681,561

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$21,655,860	$25,918,816	$18,707,898
Land	1,740,577	1,976,640	1,715,582
Other assets	3,030,456	3,049,127	1,581,953

	$26,426,893	$30,944,583	$22,005,433

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$20,062,618	$18,852,353	$9,868,952
Accounts payable and accrued expenses	613,701	2,727,780	528,672
Other liabilities	1,077,309	1,827,768	981,258

	21,753,628	23,407,901	11,378,882
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,184,747	5,095,596	5,554,365
Other partners	(511,482)	2,441,086	5,072,186

	4,673,265	7,536,682	10,626,551

	$26,426,893	$30,944,583	$22,005,433

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$14,281,390	$29,065,571	$21,881,907
Land	1,414,016	3,257,482	2,013,180
Other assets	2,002,710	3,087,417	3,134,697

	$17,698,116	$35,410,470	$27,029,784

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$8,731,816	$19,034,538	$16,606,099
Accounts payable and accrued expenses	459,165	1,138,581	1,885,310
Other liabilities	3,023,947	7,681,564	698,641

	12,214,928	27,854,683	19,190,050
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,322,902	5,405,551	4,903,680
Other partners	160,286	2,150,236	2,936,054

	5,483,188	7,555,787	7,839,734

	$17,698,116	$35,410,470	$27,029,784

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$23,225,624	$20,086,965	$16,091,929
Land	1,625,738	1,581,706	1,238,488
Other assets	2,122,745	2,310,351	1,849,657

	$26,974,107	$23,979,022	$19,180,074

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,102,339	$16,380,916	$12,920,594
Accounts payable and accrued expenses	2,242,617	226,126	328,139
Other liabilities	5,906,849	2,851,697	3,036,787

	26,251,805	19,458,739	16,285,520
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,334,153	6,204,189	3,253,385
Other partners	(611,851)	(1,683,906)	(358,831)

	722,302	4,520,283	2,894,554

	$26,974,107	$23,979,022	$19,180,074

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$49,669,979	$60,088,438	$50,330,678
Land	5,081,041	7,916,005	6,817,765
Other assets	4,338,332	6,109,616	5,917,513

	$59,089,352	$74,114,059	$63,065,956

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,624,113	$58,323,909	$44,002,008
Accounts payable and accrued expenses	1,510,347	1,502,484	2,864,402
Other liabilities	5,714,179	4,420,076	4,190,623

	51,848,639	64,246,469	51,057,033
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	8,356,441	4,073,466	7,479,858
Other partners	(1,115,728)	5,794,124	4,529,065

	7,240,713	9,867,590	12,008,923

	$59,089,352	$74,114,059	$63,065,956

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$54,324,753	$38,754,799	$49,851,218
Land	6,704,151	3,130,916	4,314,836
Other assets	5,091,670	3,719,161	6,456,454

	$66,120,574	$45,604,876	$60,622,508

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,572,599	$40,439,227	$36,837,677
Accounts payable and accrued expenses	1,825,301	760,173	1,224,404
Other liabilities	5,807,116	6,223,095	5,049,307

	54,205,016	47,422,495	43,111,388
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,520,640	2,667,416	15,456,129
Other partners	1,394,918	(4,485,035)	2,054,991

	11,915,558	(1,817,619)	17,511,120

	$66,120,574	$45,604,876	$60,622,508

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$39,020,837
Land	2,363,059
Other assets	3,758,746

$45,142,642

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$24,552,618
Accounts payable and accrued expenses	445,294
Other liabilities	3,253,626

28,251,538
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	13,668,235
Other partners	3,222,869

16,891,104

$45,142,642

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$111,776,843	$1,185,836	$501,207
Interest and other	4,528,841	47,917	3,473

	116,305,684	1,233,753	504,680
Expenses
Interest	22,696,497	103,823	42,173
Depreciation and amortization	30,995,689	319,299	83,029
Taxes and insurance	14,155,041	133,186	65,006
Repairs and maintenance	23,031,379	340,694	108,441
Operating expenses	38,937,669	484,527	185,059
Impairment loss	-	-	-
Other expenses	2,310,183	16,039	-

	132,126,458	1,397,568	483,708

NET INCOME (LOSS)	$(15,820,774)	$(163,815)	$20,972

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(11,941,106)	$(109,408)	$-

Net income (loss) allocated to other partners	$(3,879,668)	$(54,407)	$20,972

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$779,764	$2,536,702	$1,202,358
Interest and other	43,150	89,120	23,919

	822,914	2,625,822	1,226,277
Expenses
Interest	72,934	275,105	121,338
Depreciation and amortization	179,088	982,215	351,255
Taxes and insurance	119,915	392,801	121,189
Repairs and maintenance	237,302	502,492	312,955
Operating expenses	285,458	1,088,431	474,834
Impairment loss	-	-	-
Other expenses	13,232	39,202	20,286

	907,929	3,280,246	1,401,857

NET INCOME (LOSS)	$(85,015)	$(654,424)	$(175,580)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(57,309)	$(372,667)	$(146,078)

Net income (loss) allocated to other partners	$(27,706)	$(281,757)	$(29,502)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$869,428	$2,376,345	$4,652,943
Interest and other	32,201	59,021	43,508

	901,629	2,435,366	4,696,451
Expenses
Interest	84,140	374,082	874,561
Depreciation and amortization	170,873	618,827	916,029
Taxes and insurance	98,899	341,777	602,180
Repairs and maintenance	206,013	640,467	825,870
Operating expenses	350,467	896,421	1,405,937
Impairment loss	-	-	-
Other expenses	8,889	15,500	48,712

	919,281	2,887,074	4,673,289

NET INCOME (LOSS)	$(17,652)	$(451,708)	$23,162

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(70,287)	$(461,073)	$(226,075)

Net income (loss) allocated to other partners	$52,635	$9,365	$249,237

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$1,621,261	$1,976,028	$1,493,470
Interest and other	34,516	182,610	143,545

	1,655,777	2,158,638	1,637,015
Expenses
Interest	171,663	457,017	165,357
Depreciation and amortization	503,916	535,120	405,307
Taxes and insurance	198,050	321,634	200,403
Repairs and maintenance	381,359	433,100	364,975
Operating expenses	912,589	843,779	696,234
Impairment loss	-	-	-
Other expenses	-	27,700	6,747

	2,167,577	2,618,350	1,839,023

NET INCOME (LOSS)	$(511,800)	$(459,712)	$(202,008)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(533,920)	$(442,926)	$(174,671)

Net income (loss) allocated to other partners	$22,120	$(16,786)	$(27,337)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$3,857,615	$3,937,997	$2,587,763
Interest and other	136,085	522,343	90,053

	3,993,700	4,460,340	2,677,816
Expenses
Interest	346,210	679,912	446,506
Depreciation and amortization	1,077,795	1,225,244	726,280
Taxes and insurance	606,394	491,697	343,569
Repairs and maintenance	710,461	756,911	491,833
Operating expenses	1,763,442	1,518,818	1,017,937
Impairment loss	-	-	-
Other expenses	21,482	280,517	106,005

	4,525,784	4,953,099	3,132,130

NET INCOME (LOSS)	$(532,084)	$(492,759)	$(454,314)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(551,230)	$(513,975)	$(250,938)

Net income (loss) allocated to other partners	$19,146	$21,216	$(203,376)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$2,461,028	$5,117,009	$3,882,110
Interest and other	71,256	187,870	100,935

	2,532,284	5,304,879	3,983,045
Expenses
Interest	391,137	1,128,100	716,386
Depreciation and amortization	647,172	1,617,552	1,292,043
Taxes and insurance	335,716	637,437	563,732
Repairs and maintenance	487,407	780,180	591,114
Operating expenses	1,000,614	1,725,195	1,502,446
Impairment loss	-	-	-
Other expenses	10,300	63,200	80,836

	2,872,346	5,951,664	4,746,557

NET INCOME (LOSS)	$(340,062)	$(646,785)	$(763,512)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(360,810)	$(403,942)	$(381,014)

Net income (loss) allocated to other partners	$20,748	$(242,843)	$(382,498)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$4,887,918	$4,461,135	$2,910,257
Interest and other	224,158	168,050	141,742

	5,112,076	4,629,185	3,051,999
Expenses
Interest	979,187	870,411	586,862
Depreciation and amortization	1,536,522	1,082,815	688,543
Taxes and insurance	762,488	530,136	301,988
Repairs and maintenance	948,457	915,337	599,784
Operating expenses	2,099,524	1,760,555	1,261,653
Impairment loss	-	-	-
Other expenses	120,646	85,767	106,939

	6,446,824	5,245,021	3,545,769

NET INCOME (LOSS)	$(1,334,748)	$(615,836)	$(493,770)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(973,078)	$(401,471)	$(283,760)

Net income (loss) allocated to other partners	$(361,670)	$(214,365)	$(210,010)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$8,988,443	$12,011,209	$7,616,395
Interest and other	274,699	362,739	436,587

	9,263,142	12,373,948	8,052,982
Expenses
Interest	2,623,328	3,198,557	1,728,329
Depreciation and amortization	2,297,137	2,904,618	2,165,627
Taxes and insurance	1,278,199	1,530,747	935,026
Repairs and maintenance	1,459,904	2,347,072	2,050,409
Operating expenses	2,139,931	2,864,489	2,287,940
Impairment loss	-	-	-
Other expenses	88,325	331,540	303,017

	9,886,824	13,177,023	9,470,348

NET INCOME (LOSS)	$(623,682)	$(803,075)	$(1,417,366)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(485,428)	$(652,535)	$(820,041)

Net income (loss) allocated to other partners	$(138,254)	$(150,540)	$(597,325)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$7,586,036	$7,672,594	$8,630,960
Interest and other	410,256	301,391	182,275

	7,996,292	7,973,985	8,813,235
Expenses
Interest	1,466,381	2,015,917	1,399,484
Depreciation and amortization	2,577,315	2,052,878	2,530,687
Taxes and insurance	820,521	560,059	1,056,860
Repairs and maintenance	1,888,325	1,587,593	1,864,206
Operating expenses	2,921,473	2,450,076	2,954,780
Impairment loss	-	-	-
Other expenses	83,350	102,792	237,084

	9,757,365	8,769,315	10,043,101

NET INCOME (LOSS)	$(1,761,073)	$(795,330)	$(1,229,866)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(980,275)	$(612,970)	$(843,380)

Net income (loss) allocated to other partners	$(780,798)	$(182,360)	$(386,486)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,973,032
Interest and other	215,422

6,188,454
Expenses
Interest	1,377,597
Depreciation and amortization	1,508,503
Taxes and insurance	805,432
Repairs and maintenance	1,198,718
Operating expenses	2,045,060
Impairment loss	-
Other expenses	92,076

7,027,386

NET INCOME (LOSS)	$(838,932)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(831,845)

Net income (loss) allocated to other partners	$(7,087)

*
Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$133,809,671	$1,217,816	$1,867,952
Interest and other	5,092,623	48,847	7,857

	138,902,294	1,266,663	1,875,809
Expenses
Interest	28,620,800	115,541	490,826
Depreciation and amortization	36,149,060	319,062	318,863
Taxes and insurance	16,948,203	138,980	191,753
Repairs and maintenance	25,528,297	320,889	263,021
Operating expenses	48,235,197	470,123	520,312
Impairment loss	-	-	-
Other expenses	2,884,680	9,439	98,655

	158,366,237	1,374,034	1,883,430

NET INCOME (LOSS)	$(19,463,943)	$(107,371)	$(7,621)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(14,509,277)	$(71,803)	$(28,188)

Net income (loss) allocated to other partners	$(4,954,666)	$(35,568)	$20,567

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$1,919,368	$4,026,811	$1,185,807
Interest and other	62,291	131,358	21,856

	1,981,659	4,158,169	1,207,663
Expenses
Interest	313,777	595,453	133,847
Depreciation and amortization	444,060	998,721	354,174
Taxes and insurance	322,692	584,252	121,745
Repairs and maintenance	453,646	901,765	297,226
Operating expenses	637,044	1,486,530	498,805
Impairment loss	-	-	-
Other expenses	66,694	73,654	11,000

	2,237,913	4,640,375	1,416,797

NET INCOME (LOSS)	$(256,254)	$(482,206)	$(209,134)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(209,033)	$(91,241)	$(175,016)

Net income (loss) allocated to other partners	$(47,221)	$(390,965)	$(34,118)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$855,551	$2,669,145	$4,469,724
Interest and other	20,571	84,503	53,695

	876,122	2,753,648	4,523,419
Expenses
Interest	87,463	428,375	929,956
Depreciation and amortization	164,447	697,838	924,307
Taxes and insurance	100,077	372,572	529,607
Repairs and maintenance	173,689	815,668	815,165
Operating expenses	341,298	1,060,538	1,336,544
Impairment loss	-	-	-
Other expenses	10,814	15,500	45,967

	877,788	3,390,491	4,581,546

NET INCOME (LOSS)	$(1,666)	$(636,843)	$(58,127)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(51,562)	$(600,059)	$(259,374)

Net income (loss) allocated to other partners	$49,896	$(36,784)	$201,247

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$3,183,563	$2,898,160	$3,714,407
Interest and other	71,396	197,710	72,038

	3,254,959	3,095,870	3,786,445
Expenses
Interest	463,092	817,904	372,442
Depreciation and amortization	939,289	721,976	791,658
Taxes and insurance	391,411	428,456	449,833
Repairs and maintenance	533,271	572,581	630,308
Operating expenses	1,418,059	1,156,241	2,111,960
Impairment loss	-	-	-
Other expenses	9,800	36,460	18,054

	3,754,922	3,733,618	4,374,255

NET INCOME (LOSS)	$(499,963)	$(637,748)	$(587,810)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(540,340)	$(594,731)	$(378,697)

Net income (loss) allocated to other partners	$40,377	$(43,017)	$(209,113)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$5,626,027	$5,204,561	$3,425,638
Interest and other	127,941	164,924	126,626

	5,753,968	5,369,485	3,552,264
Expenses
Interest	626,969	1,156,200	663,809
Depreciation and amortization	1,302,626	1,794,269	992,997
Taxes and insurance	858,669	660,910	397,900
Repairs and maintenance	1,087,384	873,026	508,567
Operating expenses	2,430,076	1,939,605	1,385,183
Impairment loss	-	-	-
Other expenses	24,182	312,489	140,488

	6,329,906	6,736,499	4,088,944

NET INCOME (LOSS)	$(575,938)	$(1,367,014)	$(536,680)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(621,755)	$(1,317,109)	$(326,229)

Net income (loss) allocated to other partners	$45,817	$(49,905)	$(210,451)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$3,177,735	$6,331,295	$4,831,977
Interest and other	202,682	271,268	213,639

	3,380,417	6,602,563	5,045,616
Expenses
Interest	539,486	1,367,800	938,402
Depreciation and amortization	865,727	1,873,876	1,534,818
Taxes and insurance	411,480	918,116	692,211
Repairs and maintenance	553,851	1,073,685	882,040
Operating expenses	1,331,549	2,195,830	1,810,123
Impairment loss	-	-	-
Other expenses	10,300	98,918	157,147

	3,712,393	7,528,225	6,014,741

NET INCOME (LOSS)	$(331,976)	$(925,662)	$(969,125)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(402,243)	$(579,167)	$(567,327)

Net income (loss) allocated to other partners	$70,267	$(346,495)	$(401,798)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$4,713,775	$4,779,926	$3,734,564
Interest and other	197,977	179,331	234,097

	4,911,752	4,959,257	3,968,661
Expenses
Interest	1,034,694	918,655	745,647
Depreciation and amortization	1,521,527	1,183,265	1,020,047
Taxes and insurance	805,387	572,145	462,005
Repairs and maintenance	857,626	956,683	680,957
Operating expenses	2,251,017	1,804,257	1,614,834
Impairment loss	-	-	-
Other expenses	159,590	91,774	128,784

	6,629,841	5,526,779	4,652,274

NET INCOME (LOSS)	$(1,718,089)	$(567,522)	$(683,613)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,274,223)	$(403,406)	$(503,080)

Net income (loss) allocated to other partners	$(443,866)	$(164,116)	$(180,533)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$9,878,718	$12,178,082	$10,209,179
Interest and other	447,725	455,280	332,895

	10,326,443	12,633,362	10,542,074
Expenses
Interest	3,028,343	3,421,146	2,332,402
Depreciation and amortization	2,582,120	2,994,036	2,679,560
Taxes and insurance	1,458,206	1,542,802	1,103,980
Repairs and maintenance	1,694,802	2,102,021	2,048,590
Operating expenses	2,771,878	3,274,025	3,265,258
Impairment loss	-	-	-
Other expenses	120,338	335,957	339,194

	11,655,687	13,669,987	11,768,984

NET INCOME (LOSS)	$(1,329,244)	$(1,036,625)	$(1,226,910)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(795,406)	$(556,039)	$(896,588)

Net income (loss) allocated to other partners	$(533,838)	$(480,586)	$(330,322)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$10,072,737	$7,520,393	$8,302,134
Interest and other	452,855	318,360	322,843

	10,525,592	7,838,753	8,624,977
Expenses
Interest	2,221,745	2,132,113	1,477,829
Depreciation and amortization	3,030,459	2,046,094	2,523,338
Taxes and insurance	1,042,600	579,704	1,002,510
Repairs and maintenance	1,973,044	1,352,833	1,991,497
Operating expenses	3,561,520	2,509,667	3,012,417
Impairment loss	-	-	-
Other expenses	148,173	85,953	214,116

	11,977,541	8,706,364	10,221,707

NET INCOME (LOSS)	$(1,451,949)	$(867,611)	$(1,596,730)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(693,868)	$(645,418)	$(912,947)

Net income (loss) allocated to other partners	$(758,081)	$(222,193)	$(683,783)

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,814,626
Interest and other	272,058

6,086,684
Expenses
Interest	1,266,884
Depreciation and amortization	1,529,906
Taxes and insurance	808,200
Repairs and maintenance	1,114,462
Operating expenses	2,040,504
Impairment loss	-
Other expenses	121,240

6,881,196

NET INCOME (LOSS)	$(794,512)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,014,428)

Net income (loss) allocated to other partners	$219,916

*
Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.